Income Taxes - Schedule of Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Uncertain Tax Positions [Abstract]
Beginning balance	$ 4,242	$ 1,606
Additions based on tax positions related to the prior year	101	2,592
Additions based on tax positions related to the current year		126
Reduction based on tax position related to settlements with taxing authorities	(105)	(62)
Reductions based on tax position related to a lapse of the applicable statute of limitation		(20)
Ending balance	$ 4,238	$ 4,242